CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 37	$ 24	$ 153
Prepaid expenses and other current assets	79	94	86
Total current assets	116	118	239
Property and equipment:
Laboratory equipment	29	29	29
Office furniture and other equipment	172	172	123
Property, Plant and Equipment, Gross, Total	201	201	152
Less accumulated depreciation and amortization	(125)	(123)	(113)
Property and equipment, net	76	78	39
Deposit and other non-current assets	34	16	16
Total assets	226	212	294
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	3,855	2,219	2,835
Accounts payable, related party	1,005	1,589	10,527
Accrued expenses	2,560	2,185	2,074
Accrued expenses, related party	961	630	1,749
Notes payable	3,306	3,149	1,364
Note payable to related parties	2,067	2,056	4,000
Convertible notes payable, net	5,270	4,832	2,736
Convertible notes payable to related party, net	4,672	3,588	0
Embedded derivative liability	253	601	839
Liability for reclassified equity contracts	0	29,903	0
Total current liabilities	23,949	50,752	26,124
Long term liabilities:
Notes payable	200	200	350
Convertible notes payable, net	896	1,433	555
Convertible notes payable to related party, net		0	949
Total long term liabilities	1,096	1,633	1,854
Total liabilities	25,045	52,385	27,978
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 20,000,000 shares authorized and none issued and outstanding
Common stock	160	150	73
Additional paid-in capital	237,140	199,605	191,344
Deficit accumulated during the development stage	(261,929)	(251,778)	(218,948)
Cumulative translation adjustment	(190)	(150)	(153)
Total stockholders' equity (deficit)	(24,819)	(52,173)	(27,684)
Total liabilities and stockholders' equity (deficit)	$ 226	$ 212	$ 294